OTHER LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
OTHER LIABILITIES
Workforce rebalancing (current)			$ 82		$ 595
Other service accruals			662		279
Other accrued expenses and liabilities	$ 653	$ 682	744		874
Workforce rebalancing (noncurrent)			51		82
Deferred taxes			135		78
Income tax reserve			44		18
Other			293		122
Other non-current liabilities	$ 474	$ 449	$ 522	$ 297	$ 300